Estimated Fair Value of Options on Dates of Each Grant Using Binomial Option Pricing Model (Detail)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.73%	0.82%
Risk-free interest rate, lower range	7.71%	8.42%	8.21%
Risk-free interest rate, upper range	8.07%	8.63%	9.08%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.81%
Expected volatility	23.29%	24.30%	28.57%
Expected term (in years)	4 years 2 months 16 days	4 years 1 month 17 days	3 years 9 months 22 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield			0.83%
Expected volatility	26.46%	32.00%	41.52%
Expected term (in years)	5 years 7 months 28 days	5 years 5 months 12 days	5 years 5 months 9 days